Segment Information (Premiums, Universal Life and Investment-Type Policy Fees and Other Revenues by Major Product Groups) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Total premiums, universal life and investment-type product policy fees and other revenues	$ 4,986	$ 5,363	$ 5,581
Annuity products
Segment Reporting Information [Line Items]
Total premiums, universal life and investment-type product policy fees and other revenues	3,411	3,701	4,110
Life insurance (1)
Segment Reporting Information [Line Items]
Total premiums, universal life and investment-type product policy fees and other revenues	1,552	1,529	1,466
Other products
Segment Reporting Information [Line Items]
Total premiums, universal life and investment-type product policy fees and other revenues	$ 23	$ 133	$ 5